Property plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property plant and equipment
Schedule of property, plant and equipment
	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2024	763,821	36,998	124,015	8,219	17,424	950,477
Cost	853,650	87,248	210,534	79,935	46,054	1,277,421
Accumulated depreciation	(89,829)	(50,250)	(86,519)	(71,716)	(28,630)	(326,944)
Net book amount at June 30, 2024	763,821	36,998	124,015	8,219	17,424	950,477
Additions	23,802	14,585	12,866	4,518	3,980	59,751
Disposals	(11,337)	(5)	(1,597)	(25)	(2,593)	(15,557)
Currency translation adjustment	(37,543)	(1,927)	(1,388)	(12)	1,166	(39,704)
Transfers	31,393	(111)	(1)	2,537	(262)	33,556
Incorporation by business combination (iv)	999	-	-	-	5,522	6,521
Depreciation charge (ii)	(13,753)	(10,235)	(9,578)	(3,699)	(6,011)	(43,276)
Balance as of June 30, 2025	757,382	39,305	124,317	11,538	19,226	951,768
Cost	860,964	99,790	220,414	86,953	53,867	1,321,988
Accumulated depreciation	(103,582)	(60,485)	(96,097)	(75,415)	(34,641)	(370,220)
Net book amount at June 30, 2025	757,382	39,305	124,317	11,538	19,226	951,768
Additions	36,937	13,670	10,932	3,683	2,990	68,212
Incorporation by business combination (v)	-	-	188	-	37	225
Disposals	(911)	(383)	(236)	-	(440)	(1,970)
Currency translation adjustment	(32,158)	(1,251)	(922)	(18)	(395)	(34,744)
Transfers	5,303	163	513	608	18	6,605
Impairment (vi)	(3,571)	-	(18,021)	-	-	(21,592)
Depreciation charges (ii)	(16,825)	(7,652)	(10,379)	(4,308)	(3,584)	(42,748)
Balance as of June 30, 2026	746,157	43,852	106,392	11,503	17,852	925,756
Cost	866,564	111,989	212,868	91,226	56,077	1,338,724
Accumulated depreciation	(120,407)	(68,137)	(106,476)	(79,723)	(38,225)	(412,968)
Net book amount at June 30, 2026	746,157	43,852	106,392	11,503	17,852	925,756